RELATED PARTY TRANSACTIONS AND INTERESTS IN CONSOLIDATED SUBSIDIARIES (Advances to Senior Employees) (Details) (Senior Employee [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Feb. 26, 2015
Related Party Transaction [Line Items]
Amount outstanding	$ 4.7	$ 3.9
LIBOR [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Spread over interest rate on advances (as a percent)	4.00%	4.00%
LIBOR [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Spread over interest rate on advances (as a percent)	4.25%	4.25%
Subsequent event [Member]
Related Party Transaction [Line Items]
Amount outstanding			$ 1.8
Subsequent event [Member] | LIBOR [Member]
Related Party Transaction [Line Items]
Spread over interest rate on advances (as a percent)			4.00%